Index 500

                         ADVANTUS INDEX 500 FUND, INC.

               ANNUAL REPORT TO SHAREHOLDERS DATED JULY 31, 2001

                                                                      [LOGO]
                                                                   ADVANTUS(TM)
                                                                 FAMILY OF FUNDS

EQUITY

[GRAPHIC]

ADVANTUS INDEX 500 FUND
TABLE OF CONTENTS


PERFORMANCE UPDATE                 2


INVESTMENTS IN
SECURITIES                         5


STATEMENT OF ASSETS
AND LIABILITIES                   17


STATEMENT OF
OPERATIONS                        18


STATEMENTS OF CHANGES
IN NET ASSETS                     19


NOTES TO FINANCIAL
STATEMENTS                        20


INDEPENDENT AUDITORS'
REPORT                            26


FEDERAL INCOME TAX
INFORMATION                       27


SHAREHOLDER SERVICES              28

Letter from the President

                                                  [PHOTO OF WILLIAM N. WESTHOFF]

September 18, 2001

Dear Shareholder:

We have all been saddened and touched by the tragic events that took place during the attack on America on September 11. Our deepest sympathy goes out to all the people affected. I want to assure you that Advantus Capital Management's full staff of investment professionals have been active in the markets on your behalf. Our commitment to protecting the investment you've entrusted with us remains our number one priority.

I am writing this letter one week after the terrorist attacks, and wanted to share some key points with you. Within six days of the disaster, all U.S. capital markets were open and doing business. In each case, reopening was orderly, and although markets were down, there were no panicked, extended selloffs. The stock market, the most volatile of the capital markets, closed down only seven percent on September 17. This speaks volumes for the strength and tenacity of America's equity market.

Shortly before the stock market's reopening, the Federal Reserve announced a 50 basis point (one-half percent) cut in the federal funds rate. Any easing by the Fed is viewed by the stock market as a positive for business, and this easing was especially meaningful. It delivered a clear message that America's central bank, the Federal Reserve, will do whatever is needed to keep liquidity flowing through our financial system. Keep in mind that this was the eighth cut in the fed funds rate this year.

There is compelling evidence about how American markets have reacted in the aftermath of a crisis. While U.S. markets can fluctuate at any time, the markets have almost universally rallied in one to three month periods following events of historical magnitude, such as the attack on Pearl Harbor, the Cuban Missile Crisis, the Iraqi invasion of Kuwait and the Oklahoma City bombing.

Although we expect continued volatility, we are optimistic about the markets. Remember that the U.S. capital markets are by far the deepest and most developed capital markets in the world. This results from having the largest, most productive and resilient economy in the world. We believe that one act of terrorism, as horrific and extreme as it was, will not sidetrack an economic powerhouse the size of the United States. We have complete confidence that the U.S. capital markets will fully recover from this set back. Patience, courage and discipline in these trying times are key to successful investing.

If you have questions or concerns about your Advantus account, please contact your financial advisor or call Advantus Shareholder Services at 800-665-6005. You can also access: www.advantusfunds.com for account information. I want to personally thank you for your continued confidence in Advantus Capital Management and remind you that we are here to help you in any way we can.

Sincerely,

/s/ William N. Westhoff
William N. Westhoff, President
Advantus Funds

ADVANTUS Index 500 Fund

Performance

For the year ended July 31, 2001, the Advantus Index 500 Fund returned the following for each class of shares currently offered:

     Class A              - 15.12 percent*
     Class B              - 15.77 percent*
     Class C              - 15.80 percent*

During the past 12 months we've endured a temporary energy crisis, rapid economic deceleration in the U.S. and abroad, aggressive easing by the Federal Reserve and an equity market that has quite possibly found a bottom. The S&P 500 Index** finished down 14.3 percent for the 12-month period ending July 31, 2001.

Despite negative performance and slowing economic conditions, eight of the 11 S&P sectors ended the 12-month period with positive returns. Basic materials (+20.1 percent), transportation (+13.1 percent) and consumer cyclicals (+12 percent) led 12-month sector returns. The top five positive contributing stocks included Philip Morris Companies, Inc., Fannie Mae, Bank of America Corporation, Verizon Communications, Inc., and Johnson & Johnson. The largest weighted sector, technology, was the worst performing (-50.9 percent) in the one-year period ending July 31, 2001. The top five negative contributing stocks included Cisco Systems, Inc., Intel Corporation, Nortel Networks Corporation, EMC Corporation and Lucent Technologies, Inc.

Overview

We believe that the stage is set for the U.S. economy to ignite. Since the beginning of the year, we've seen an extremely aggressive easing by the Federal Reserve. Its 8 reductions in the Fed Fund rate (i.e., the overnight bank-lending rate) totaling 350 basis points (3.50 percent) since January is unprecedented. The Fed funds rate has not been so low since 1994, when the economy was emerging from its last recession. We feel that another spark in our country's economic jumpstart is the tax stimulus package signed into law by the President in June. Taxpayers will receive U.S. Treasury checks for $300 (single) and $600 (married) starting in September.

Even with the aggressive, unprecedented easing by the Fed, we anticipate more cuts - perhaps an additional 50 to 75 basis points (.50 percent to .75 percent) before year-end. Keep in mind that it takes up to a year to see the effects of the changes in monetary policy. Monetary-policy makers strive for the economy to have a healthy glow. The intent behind this year's series of reductions has been to stoke the embers of the sluggish economy. Over stimulating the economy (i.e., excessive reductions) risks inflation, and a delicate balance must be reached.

Many companies took extensive write-offs in December, 2000. Consequently, they are looking stronger in 2001. Lower interest rates have reduced the cost of capital, so companies are better positioned to grow. Many stock prices are low, and reasonable valuations are back in vogue. We are bullish on the stock market.

[SIDENOTE]

PERFORMANCE UPDATE

[PHOTO OF JAMES SEIFERT]

JAMES SEIFERT, PORTFOLIO MANAGER

The Advantus Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500 Index).+ It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy.

 -    Dividends paid quarterly.
 -    Capital gains distributions paid annually.

    COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE
         ADVANTUS INDEX 500 FUND, S&P 500 INDEX AND CONSUMER PRICE INDEX

On the following chart you can see how the total return for each of the three classes of shares of the Advantus Index 500 Fund compared to the S&P 500 Index and the Consumer Price Index. The lines represent the cumulative total return of a hypothetical $10,000 investment made on the inception date of each class of shares of the Advantus Index 500 Fund (January 31, 1997) through July 31, 2001.

[CHART]

AVERAGE ANNUAL TOTAL RETURN:

Class A:
                One year                           -19.79%
                Since inception (1/31/97)            9.02%
Class B:
                One year                           -19.98%
                Since inception (1/31/97)            9.22%
Class C:
                One year                           -15.80%
                Since inception (1/31/97)            9.36%

                                     CLASS A       CLASS B     CLASS C    S&P 500 INDEX         CPI
      1/31/1997                      $10,000       $10,000     $10,000          $10,000     $10,000
      7/31/1997                      $11,464       $11,577     $12,043          $12,244     $10,075
      7/31/1998                      $13,549       $13,701     $14,101          $14,607     $10,245
      7/31/1999                      $16,141       $16,362     $16,644          $17,557     $10,458
      7/31/2000                      $17,379       $17,584     $17,763          $19,129     $10,834
      7/31/2001                      $14,751       $14,871     $14,956          $16,390     $11,129

The preceding chart is useful because it provides you with more information about your investments. There are limitations, however. An index may reflect the performance of securities that the Fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your Fund does. Performance presented for the Fund reflects the deduction of the maximum 5.5 percent front-end sales charge for Class A and the maximum applicable contingent deferred sales charge for Class B shares. Sales charges pay for your financial professional's investment advice. Individuals cannot invest in the index itself, nor can they invest in any fund which seeks to track the performance of the index without incurring some charges and expenses.

Historical performance is not an indication of future performance. Investment returns and principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost.

[SIDENOTE]

*Historical performance is not an indication of future performance. These performance results do not reflect the impact of Class A's maximum 5.5 percent front-end sales charge or Class B's maximum 5 percent contingent deferred sales charge.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Advantus Index 500 Fund is a mutual fund whose performance reflects the deduction of an investment advisory fee and other expenses.

+"Standard & Poor's ", "S&P, "S&P 500 ", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Index 500 Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

TEN LARGEST STOCK HOLDINGS

                                                          MARKET     % OF STOCK
COMPANY                                       SHARES       VALUE      PORTFOLIO
-------                                       ------       -----      ---------
General Electric Company                       42,646   $  1,855,101       4.0%
Microsoft Corporation                          23,106      1,529,386       3.3%
Exxon Mobil Corporation                        29,634      1,237,515       2.6%
Pfizer, Inc                                    27,099      1,117,021       2.4%
CitiGroup, Inc.                                21,602      1,084,636       2.3%
Wal-Mart Stores, Inc.                          19,197      1,073,112       2.3%
AOL Time Warner, Inc.                          19,026        864,732       1.8%
Intel Corporation                              28,903        861,598       1.8%
American International Group                   10,007        833,082       1.8%
International Business Machines
Corporation                                     7,473        786,234       1.7%
                                                         -----------      -----
                                                         $11,242,417      24.0%
                                                         ===========      =====

[CHART]

Cash and Other Assets/Liabilities            4.3%
Transportation                               0.7%
Basic Materials                              3.3%
Utilities                                    3.5%
Communication Services                       6.2%
Energy                                       6.4%
Capital Goods                                8.4%
Consumer Cyclical                            8.9%
Consumer Staples                            10.3%
Health Care                                 12.2%
Financial                                   17.7%
Technology                                  18.1%

                                                         ADVANTUS INDEX 500 FUND
                                                       INVESTMENTS IN SECURITIES
                                                                   JULY 31, 2001

           (Percentages of each investment category relate to total net assets.)

                                                MARKET
SHARES                                         VALUE(a)
------                                         --------
  COMMON STOCK (95.7%)
   BASIC MATERIALS (3.3%)
     Agriculture Products (.1%)
     2,625   Archer-Daniels-Midland
              Company                     $      35,149
                                          -------------
     Aluminum (.4%)
     1,394   Alcan Aluminium,
              Ltd. (c)                           52,289
     3,669   Alcoa, Inc.                        143,935
                                          -------------
                                                196,224
                                          -------------
     Chemicals (1.7%)
     1,024   Air Products and
              Chemicals, Inc.                    41,810
     3,801   Dow Chemical Company               138,356
       348   Eastman Chemical
              Company                            15,270
       576   Ecolab, Inc.                        23,063
     4,467   EI Dupont De
              Nemours & Company                 191,277
       570   Engelhard Corporation               14,848
       136   FMC Corporation (b)                  9,048
       155   Great Lakes Chemical
              Corporation                         4,400
       380   Hercules, Inc. (b)                   4,028
       367   International Flavors
              and Fragrances, Inc.               10,691
     5,583   Pharmacia Corporation              249,113
       777   PPG Industries, Inc.                42,696
       706   Praxair, Inc.                       32,010
       973   Rohm & Haas Company                 33,413
       360   Sigma-Aldrich
              Corporation                        15,584
                                          -------------
                                                825,607
                                          -------------
     Construction ( -- )
       445   Vulcan Materials, Inc.              21,827
                                          -------------
     Iron and Steel (.1%)
       315   Allegheny
              Technologies, Inc.                  6,004
       388   Nucor Corporation                   18,581
       296   USX Corporation                      5,831
       296   Worthington
              Industries, Inc.                    4,162
                                          -------------
                                                 34,578
                                          -------------
      Mining (.2%)
     1,668   Barrick Gold
              Corporation (c)                    24,837
       583   Freeport-McMoran,
              Inc. (b)                            6,273
     1,075   Homestake Mining
              Company                             8,385
       711   Inco, Ltd. (b)(c)                   11,916
       841   Newmont Mining                      15,727
       360   Phelps Dodge
              Corporation                        14,544
     1,363   Placer Dome, Inc. (c)               13,698
                                          -------------
                                                 95,380
                                          -------------
     Paper and Forest (.8%)
       232   Bemis Company, Inc.                 10,264
       256   Boise Cascade
              Corporation                         9,267
     1,003   Georgia-Pacific
              Corporation                        36,710
     2,060   International Paper
              Company                            84,172
     2,286   Kimberly-Clark
              Corporation                       139,012
       372   Louisiana-Pacific
              Corporation                         3,951
       358   Mead Corporation                    10,640
       248   Temple Inland, Inc.                 15,388
       349   Westvaco Corporation                 9,388
       984   Weyerhaeuser Company                58,774
       496   Willamette
              Industries, Inc.                   24,651
                                          -------------
                                                402,217
                                          -------------
   CAPITAL GOODS (8.4%)
     Aerospace/Defense (1.4%)
       489   Goodrich Company                    17,086
     3,792   Boeing Company                     221,946
       893   General Dynamics
              Corporation                        72,235
     1,807   Lockheed Martin
              Corporation                        71,593
       379   Northrop Grumman
              Corporation                        30,407
     1,519   Raytheon Company                    43,869

              See accompanying notes to investments in securities.

                                             MARKET
SHARES                                      VALUE(a)
------                                      --------
CAPITAL GOODS--CONTINUED
       743   Rockwell Collins             $      15,380
       743   Rockwell International
              Corporation                        11,925
       661   Textron, Inc.                       37,228
     2,092   United Technologies
              Corporation                       153,553
                                          -------------
                                                675,222
                                          -------------
     Containers-Metal/Glass ( -- )
       125    Ball Corporation                    6,179
                                          -------------
     Electrical Equipment (4.5%)
       769   American Power
              Conversion
              Corporation (b)                    10,266
       418   Cooper Industries, Inc.             17,351
     1,809   Emerson Electric
              Company                           103,764
    42,646   General Electric
              Company (e)                     1,855,101
     3,476   Honeywell
              International, Inc.               128,160
       777   Molex, Inc.                         26,729
     2,756   Solectron
              Corporation (b)                    48,175
       703   Thermo Electron
              Corporation (b)                    16,028
                                          -------------
                                              2,205,574
                                          -------------
     Engineering/Construction (.2%)
     1,445   Caterpillar, Inc.                   79,619
                                          -------------
     Machinery (.2%)
     1,048   Deere & Company                     43,964
       907   Dover Corporation                   32,788
       727   Ingersoll Rand Company              31,755
                                          -------------
                                                108,507
                                          -------------
     Manufacturing (1.7%)
       501   Avery Dennison
              Corporation                        25,681
     1,349   Illinois Tool Works, Inc.           84,987
       380   Johnson Controls, Inc.              30,628
       200   Millipore Corporation               13,036
     1,767   Minnesota Mining &
              Manufacturing Company             197,692
       182   National Service
              Industries, Inc.                    4,117
       500   Parker Hannifin
              Corporation                        22,350
       371   Sealed Air
              Corporation (b)                    15,285
     8,332   Tyco International,
              Ltd. (c)                          443,262
                                          -------------
                                                837,038
                                          -------------
     Metal Fabrication ( -- )
       175   Timken Company                       2,917
                                          -------------
     Office Equipment (.1%)
       568   Lexmark International
              Group, Inc. (b)                    25,969
     1,040   Pitney Bowes, Inc                   41,808
                                          -------------
                                                 67,777
                                          -------------
     Trucks and Parts (.1%)
       175   Cummins Engine
              Company, Inc.                       7,124
       275   Navistar International
              Corporation (b)                     8,830
       348   Paccar, Inc.                        20,476
                                          -------------
                                                 36,430
                                          -------------
     Waste Management (.2%)
       779   Allied Waste
              Industries (b)                     14,676
     2,677   Waste Management, Inc.              82,987
                                          -------------
                                                 97,663
                                          -------------
   COMMUNICATION SERVICES (6.2%)
     Cellular (.1%)
     1,170   Citizens Utilities
              Company (b)                        14,356
     3,202   Nextel Communications,
              Inc. (b)                           53,313
                                          -------------
                                                 67,669
                                          -------------
     Telecommunication (1.5%)
     3,229   Qualcomm, Inc. (b)                 204,170
     7,129   Qwest Communications
              International, Inc. (b)           185,354

              See accompanying notes to investments in securities.

                                             MARKET
SHARES                                      VALUE(a)
------                                      --------
   COMMUNICATION SERVICES--CONTINUED
     3,752   Sprint Corporation - Fon
              Group                       $      87,572
     3,947   Sprint Corporation - PCS
              Group (b)                         102,306
    12,411   Worldcom, Inc. - Worldcom
              Group (b)                         173,754
                                          -------------
                                                753,156
                                          -------------
     Telephone (4.6%)
     1,310   Alltel Corporation                  80,761
    14,816   AT&T Corporation                   299,431
    10,882   AT&T Wireless                      203,366
     8,031   Bellsouth Corporation              326,862
       628   Centurytel, Inc.                    19,443
     3,734   Global Crossing,
              Ltd (b)(c).                        24,458
    14,473   SBC
              Communications, Inc.              651,719
    11,596   Verizon Communications             627,923
                                          -------------
                                              2,233,963
                                          -------------
     Auto (1.2%)
       237   Cooper Tire and Rubber
              Company                             3,844
       567   Dana Corporation                    14,600
       634   Danaher Corporation                 35,878
     2,402   Delphi Automotive
              Systems Corporation                39,297
       327   Eaton Corporation                   24,015
     7,859   Ford Motor Company                 200,169
     2,397   General Motors
              Corporation                       152,449
       702   Goodyear Tire &
              Rubber Company                     20,063
     1,252   Harley-Davidson, Inc.               64,616
       375   ITT Industries, Inc.                16,650
       540   TRW, Inc.                           23,895
       497   Visteon Corporation                 10,502
                                          -------------
                                                605,978
                                          -------------
     Building Materials (.2%)
       250   Centex Corporation                  11,760
       275   Crane Company                        8,401
       200   Kaufman and Broad
              Home Corporation                    6,518
   CONSUMER CYCLICAL--CONTINUED
     1,942   Masco Corporation                   48,958
       175   Pulte Corporation                    7,264
       150   Webb Del E. Corp.                    5,562
                                          -------------
                                                 88,463
                                          -------------
     Distribution Durables ( -- )
       690   Genuine Parts Company               22,715
                                          -------------
     Hardware and Tools (.1%)
       386   Black & Decker
              Corporation                        16,486
       400   The Stanley Works                   17,436
       262   Snap-On, Inc.                        7,074
                                          -------------
                                                 40,996
                                          -------------
     Houseware (.2%)
     3,966   Corning, Inc. (b)                   62,108
       778   Leggett & Platt, Inc.               18,649
       275   Maytag Corporation                   9,221
       331   Whirlpool Corporation               23,349
                                          -------------
                                                113,327
                                          -------------
     Leisure (.1%)
       300   Brunswick Corporation                6,552
       669   Hasbro, Inc.                        10,771
     1,805   Mattel, Inc. (b)                    32,309
                                          -------------
                                                 49,632
                                          -------------
     Lodging-Hotel (.1%)
     1,546   Hilton Hotels                       18,722
     1,073   Marriott
              International, Inc.                51,236
                                          -------------
                                                 69,958
                                          -------------
     Photography/Imagery (.1%)
     1,246   Eastman Kodak
              Company                            53,964
                                          -------------
     Publishing (.6%)
       399   Dow Jones and
              Company, Inc.                      22,711
     1,178   Gannett Company, Inc.               78,961
       373   Knight-Ridder, Inc.                 22,973
       871   McGraw-Hill
              Companies, Inc.                    53,453
       228   Meredith Corporation                 8,178

              See accompanying notes to investments in securities.

                                             MARKET
SHARES                                      VALUE(a)
------                                      --------
   CONSUMER CYCLICAL--CONTINUED
       461   RR Donnelly & Sons
              Company                     $      13,696
       661   The New York Times
              Company                            30,604
     1,277   Tribune Company                     52,689
                                          -------------
                                                283,265
                                          -------------
     Retail (5.6%)
       187   American Greetings
              Corporation                         2,066
       504   Autozone, Inc. (b)                  23,854
     1,264   Bed Bath & Beyond,
              Inc. (b)                           40,739
       924   Best Buy Company,
              Inc. (b)                           61,871
       397   Big Lots, Inc. (b)                   5,213
       817   Circuit City Stores, Inc.           15,319
     1,897   Costco Wholesale
              Corporation (b)                    81,666
       266   Dillards, Inc.                       3,947
     1,368   Dollar General
              Corporation                        26,854
       833   Federated Department
              Stores (b)                         32,154
     3,698   Gap, Inc.                          100,992
    10,007   Home Depot, Inc.                   504,053
     1,068   JC Penney Company                   30,374
     2,045   K-Mart Corporation (b)              23,661
     1,473   Kohls Corporation (b)               84,373
     1,828   Limited, Inc.                       31,021
     3,420   Lowes Companies, Inc.              130,576
     1,229   May Department
              Stores Company                     40,803
     1,205   Nike, Inc.                          57,298
       498   Nordstrom, Inc.                     11,205
     1,265   Office Depot, Inc. (b)              16,217
       759   RadioShack Corporation              21,427
       254   Reebok International,
              Ltd. (b)                            8,131
     1,432   Sears Roebuck Company               67,275
     1,928   Staples, Inc. (b)                   28,901
     3,861   Target Corporation                 149,421
       637   The Sherwin-Williams
              Company                            14,581
       568   Tiffany & Company                   20,050
     1,207   TJX Companies, Inc.                 41,050
       811   Toys `R' Us, Inc. (b)               18,677
    19,197   Wal-Mart Stores, Inc.            1,073,112
                                          -------------
                                              2,766,881
                                          -------------
     Service (.6%)
     3,658   Cendant Corporation (b)             74,440
       764   Convergys
              Corporation (b)                    23,799
       338   Fluor Corporation (b)               13,361
       471   Harrahs Entertainment,
              Inc. (b)                           13,480
     1,608   Interpublic Group
              Companies, Inc.                    44,011
       794   Omnicom Group                       69,372
       416   Quintiles Transnational
              Corporation (b)                     7,742
       704   Robert Half
                International, Inc. (b)          18,339
       577   Sabre Holdings
              Corporation (b)                    28,365
       474   TMP Worldwide, Inc. (b)             23,719
                                          -------------
                                                316,628
                                          -------------
     Textiles (.1%)
       263   Liz Clairborne, Inc.                13,978
       425   VF Corporation                      15,559
                                          -------------
                                                 29,537
                                          -------------
   CONSUMER STAPLES (10.3%)
     Beverage (2.1%)
     3,848   Anheuser-Busch
              Companies, Inc.                   166,657
       300   Brown-Forman
              Corporation (c)                    20,499
     1,914   Coca-Cola Enterprises               27,983
       164   Coors Company                        8,248
       628   Pepsi Bottling Group                27,368
     6,248   Pepsico, Inc.                      291,344
    10,694   The Coca-Cola
              Company                           476,952
                                          -------------
                                              1,019,051
                                          -------------

              See accompanying notes to investments in securities.

                                             MARKET
SHARES                                      VALUE(a)
------                                      --------
   CONSUMER STAPLES--CONTINUED
     Broadcasting (.7%)
     2,517   Clear Channel
              Communications,
              Inc. (b)                    $     147,496
     4,057   Comcast Corporation (b)            154,288
       916   Univision
              Communications,
              Inc. (b)                           34,973
                                          -------------
                                                336,757
                                          -------------
     Entertainment (1.4%)
     2,433   Carnival Corporation                81,262
     8,976   The Walt Disney
              Company                           236,518
     7,627   Viacom, Inc. (b)                   379,825
                                          -------------
                                                697,605
                                          -------------
     Food (1.3%)
     1,753   Campbell Soup Company               47,962
     2,281   Conagra, Inc.                       49,019
     1,175   General Mills, Inc.                 51,676
     1,452   H.J. Heinz Company                  62,741
       615   Hershey Foods
              Corporation                        37,121
     1,712   Kellogg Company                     51,480
       595   Quaker Oats Company                 52,360
     1,271   Ralston Purina Company              40,812
     3,377   Sara Lee Corporation                68,114
     2,454   Unilever NV (c)                    147,117
       930   William Wrigley Jr.
              Company                            46,426
                                          -------------
                                                654,828
                                          -------------
     Food & Health (.2%)
     2,878   Sysco Corporation                   77,246
                                          -------------
     Household Products (1.5%)
     1,051   Clorox Company                      39,286
     2,410   Colgate-Palmolive
              Company                           130,622
     4,504   Gillette Compay                    125,526
     1,091   Newell Rubbermaid, Inc.             23,653
       661   Pactiv Corporation (b)              10,265
     5,583   Procter & Gamble
              Company                           396,505
       157   Tupperware Corporation               3,686
                                          -------------
                                                729,543
                                          -------------
     Personal Care (.1%)
       249   Alberto-Culver
              Company                            10,802
       975   Avon Products, Inc.                 45,230
                                          -------------
                                                 56,032
                                          -------------
     Restaurants (.5%)
       469   Darden Restaurants, Inc.            14,023
     5,540   McDonalds Corporation              161,436
     1,572   Starbucks
              Corporation (b)                    28,359
       671   Tricon Global
              Restaurants, Inc. (b)              30,698
       431   Wendys
              International, Inc.                11,555
                                          -------------
                                                246,071
                                          -------------
     Retail (1.0%)
     1,691   Albertsons, Inc.                    55,346
     1,746   CVS Corporation                     62,873
     3,481   Kroger Company (b)                  91,759
     2,221   Safeway, Inc. (b)                   98,079
       520   Supervalu, Inc.                     10,904
     4,381   Walgreen Company                   147,640
       549   Winn-Dixie Stores, Inc.             12,594
                                          -------------
                                                479,195
                                          -------------
     Service (.5%)
     2,681   Automatic Data
              Processing, Inc.                  136,597
       705   Cintas Corporation                  35,370
     1,040   Concord EFS, Inc. (b)               59,675
       226   Deluxe Corporation                   7,128
                                          -------------
                                                238,770
                                          -------------
     Tobacco (1.0%)
       629   Fortune Brands, Inc.                23,034
     9,448   Philip Morris
              Companies, Inc.                   429,884
       625   UST, Inc.                           19,344
                                          -------------
                                                472,262
                                          -------------
   ENERGY (6.4%)
     Oil (4.6%)
       403   Amerada Hess                        31,144
     2,416   Chevron Corporation                220,798
     2,682   Conoco, Inc.                        83,142

              See accompanying notes to investments in securities.

                                             MARKET
SHARES                                      VALUE(a)
------                                      --------
   ENERGY--CONTINUED
       535   Devon Energy
              Corporation                 $      29,002
    29,634   Exxon Mobil
              Corporation                     1,237,515
     1,548   Occidental Petroleum
              Corporation                        42,787
       438   Phillips Petroleum
              Company                            25,005
     9,191   Royal Dutch Petroleum
              Company (c)                       533,078
     1,085   Union Oil Company of
              California                         38,821
     1,294   USX-Marathon Group                  38,393
                                          -------------
                                              2,279,685
                                          -------------
     Oil & Gas (1.8%)
     1,129   Anadarko Petroleum
              Corporation                        64,127
       507   Apache Finance
              Property                           26,339
       315   Ashland, Inc.                       12,402
     1,478   Baker Hughes, Inc.                  52,587
       866   Burlington Resources,
              Inc.                               37,455
       465   EOG Resources, Inc.                 16,438
     1,843   Halliburton Company                 64,523
       425   Kerr-McGee Corporation              26,851
       169   McDermott
              International, Inc. (b)             1,866
       684   Nabors Industries,
              Inc. (b)                           20,041
       597   Noble Drilling
              Corporation (b)                    18,322
       400   Rowan Companies,
              Inc. (b)                            7,696
     2,447   Schlumberger, Ltd.                 131,526
       400   Sunoco, Inc.                        13,832
     2,882   Texaco, Inc.                       199,578
     1,521   Tosco Corporation                   67,989
     1,401   Transocean Sedco
              Forex, Inc.                        45,238
     1,696   Veritas DGC, Inc. (b)               71,927
                                          -------------
                                                878,737
                                          -------------
   FINANCIAL (17.7%)
     Auto Finance (.4%)
     4,638   Fleet Boston Financial
              Corporation                       174,018
                                          -------------
     Banks (5.7%)
     1,583   AmSouth
              Bancorporation                     31,470
     6,871   Bank of America
              Corporation                       437,164
     5,063   Bank One Corporation               195,989
     1,787   BB&T Corporation                    65,958
       779   Comerica Bank                       47,979
     2,499   Fifth Third
              BanCorporation                    157,487
     4,200   First Union Corporation            148,680
     1,023   Huntington Bancshares,
              Inc.                               18,731
     8,546   JP Morgan Chase and
              Company                           370,042
     1,823   KeyCorporation                      48,765
     2,049   Mellon Bank                         77,903
     2,580   National City
              BanCorporation`                    82,870
       992   Northern Trust
              Corporation                        63,290
       975   Regions Financial
              Corporation                        31,200
     1,404   SouthTrust Corporation              36,041
     1,422   State Street Corporation            76,461
     1,232   Suntrust Banks, Inc.                85,316
     1,272   Synovus Financial
              Corporation                        43,439
     3,159   The Bank of New York
              Company, Inc.                     141,713
     8,202   U.S. Bancorp                       194,715
       626   Union Planters
              Corporation                        27,976
       908   Wachovia Corporation                64,559
     7,387   Wells Fargo & Company              340,245
       397   Zion BanCorporation                 23,205
                                          -------------
                                              2,811,198
                                          -------------

              See accompanying notes to investments in securities.

                                              MARKET
SHARES                                       VALUE(a)
------                                       --------
   FINANCIAL--CONTINUED
     Consumer Finance (1.2%)
     5,669   American Express
              Company                     $     228,631
       877   Capital One Financial
              Corporation                        56,365
     1,992   Household
              International, Inc.               132,051
     3,606   MBNA Corporation                   127,652
       707   USA Education, Inc.                 56,638
                                          -------------
                                                601,337
                                          -------------
     Public Finance (.4%)
       510   Countrywide Credit
              Industries, Inc.                   22,088
     1,306    PNC Financial Services
              Group                              86,653
       700    SPDR Trust - Series I              84,875
                                          -------------
                                                193,616
                                          -------------
     Finance-Diversified (1.8%)
       471   Ambac Financial Group,
              Inc.                               27,101
     2,144   American General
              Corporation                        99,160
     4,295   Fannie Mae                         357,559
     2,975   Freddie Mac                        203,609
     1,326   John Hancock Financial
              Services, Inc.                     53,067
       470   MGIC Investment
              Corporation                        35,269
       624   Moodys Corporation                  20,754
     1,262   Providian Financial
              Corporation                        62,305
       903   Stilwell Financial,
              Inc. (b)                           26,783
                                          -------------
                                                885,607
                                          -------------
     Insurance (3.8%)
       535   Aetna, Inc. (b)                     15,092
     2,258   Aflac, Inc.                         66,792
     3,111   Allstate Corporation               108,761
    10,007   American International
              Group                             833,082
     1,140   AON Corporation                     40,413
       782   Chubb Corporation                   54,873
       643   Cigna Corporation                   64,499
       729   Cincinnati Financial
              Corporation                        28,723
     1,353   Conseco Financing
              Trust II (b)                       19,754
     1,002   Hartford Financial
              Services Group, Inc.               66,342
       697   Jefferson-Pilot
              Corporation                        33,114
       768   Lincoln National
              Corporation                        39,191
       842   Loews Corporation                   47,792
     1,213   Marsh and McLennan
              Companies, Inc.                   121,785
       664   MBIA, Inc.                          37,290
     3,220   MetLife, Inc.                       95,473
       325   Progressive Corporation             43,813
       477   Safeco Corporation                  15,130
       909   The St Paul
              Companies, Inc.                    39,860
       484   Torchmark Corporation               20,091
       975   Unumprovident
              Corporation                        27,817
       275   Wellpoint Health
              Networks, Inc. (b)                 29,414
                                          -------------
                                              1,849,101
                                          -------------
     Investment Bankers/Brokers (3.8%)
       504   Bear Stearns &
              Company, Inc.                      29,308
       437   Block Financial
              Corporation                        31,189
     5,969   Charles Schwab
              Corporation                        89,475
    21,602   CitiGroup, Inc.                  1,084,636
     1,175   Franklin Resources, Inc.            50,690
     1,059   Lehman Brothers
              Holdings, Inc.                     76,248
     3,589   Merrill Lynch &
              Company, Inc.                     194,667
     4,767   Morgan Stanley Dean
              Witter & Company                  285,162
       532   T. Rowe Price
              Associates, Inc.                   20,195
                                          -------------
                                              1,861,570
                                          -------------

              See accompanying notes to investments in securities.

                                              MARKET
SHARES                                      VALUE(a)
------                                      --------
   FINANCIAL--CONTINUED
     Real Estate Investment Trust (.1%)
       872   Starwood Hotels &
              Resorts Worldwide, Inc.     $      31,122
                                          -------------
     Savings and Loans (.5%)
       840   Charter One Financial,
              Inc.                               26,972
       718   Golden West Financial
              Corporation                        46,419
     3,764   Washington Mutual, Inc.            152,517
                                          -------------
                                                225,908
                                          -------------
   HEALTH CARE (12.2%)
     Biotechnology (.6%)
     4,467   Amgen, Inc. (b)                    280,126
       668   Biogen, Inc. (b)                    37,869
                                          -------------
                                                317,995
                                          -------------
     Drugs (7.3%)
     5,626   American Home
              Products Corporation              339,304
     8,332   Bristol-Myers Squibb
              Company                           492,754
     1,961   Cardinal Health, Inc.              144,388
       832   Chiron Corporation (b)              35,693
     4,810   Eli Lilly & Company                381,337
       780   Forest Laboratores,
              Inc. (b)                           61,269
     1,039   King Pharmaceuticals,
              Inc. (b)                           46,963
       895   Medimmune, Inc. (b)                 34,475
     9,835   Merck & Company, Inc.              668,583
    27,099   Pfizer, Inc.                     1,117,021
     6,270   Schering-Plough
              Corporation                       244,844
       425   Watson Pharmaceuticals,
               Inc. (b)                          27,986
                                          -------------
                                              3,594,617
                                          -------------
     Health Care-Diversified (2.5%)
     6,657   Abbott Laboratories                356,749
       584   Allergan, Inc.                      43,969
     1,623   Healthsouth
              Corporation (b)                    27,753
    12,981   Johnson & Johnson                  702,272
     1,407   Tenet Healthcare
              Corporation (b)                    78,103
                                          -------------
                                              1,208,846
                                          -------------
     Hospital Management (.2%)
     2,293   Rockwell Collins                   105,363
                                          -------------
     Managed Care (.3%)
       457   HCR Manor Care, Inc. (b)            14,715
       648   Humana, Inc. (b)                     7,225
     1,169   McKesson HBOC, Inc.                 48,455
     1,396   Unitedhealth Group, Inc.            94,118
                                          -------------
                                                164,513
                                          -------------
     Medical Products/Supplies (1.3%)
       257   Bausch & Lomb, Inc.                  8,800
     2,512   Baxter International, Inc.         125,098
     1,131   Becton Dickinson and
              Company                            39,087
       794   Biomet, Inc.                        38,549
     1,715   Boston Scientific
              Corporation (b)                    30,887
       227   CR Bard, Inc.                       13,427
     1,271   Guidant Corporation (b)             40,519
     5,197   Medtronic, Inc.                    249,612
       451   Pall Corporation                    10,779
       374   St. Jude Medical, Inc. (b)          26,180
       876   Stryker Corporation                 52,542
                                          -------------
                                                635,480
                                          -------------
   TECHNOLOGY (18.1%)
     Communications Equipment (1.0%)
     3,349   ADC
              Telecommunications,
              Inc. (b)                           16,444
       262   Andrew Corporation (b)               5,774
     1,150   Avaya, Inc. (b)                     14,410
       780   Comverse Technology,
              Inc. (b)                           22,058
    14,644   Lucent Technologies,
              Inc. (b)                           98,115
     9,448   Motorola, Inc.                     176,583
    13,700   Nortel Networks
              Corporation (c)                   108,915
       700   Scientific-Atlanta, Inc.            17,815
     1,733   Tellabs, Inc. (b)                   28,543
                                          -------------
                                                488,657
                                          -------------

              See accompanying notes to investments in securities.

                                             MARKET
SHARES                                      VALUE(a)
------                                      --------
TECHNOLOGY--CONTINUED
     Computer Hardware (3.7%)
     1,431   Apple Computer, Inc. (b)     $      26,888
     7,258   Compaq Computer
              Corporation                       108,435
     2,440   Computer Associates
              International, Inc.                84,131
    11,166   Dell Computer
              Corporation (b)                   300,700
     1,340   Gateway, Inc. (b)                   14,057
     8,331   Hewlett-Packard
              Company                           205,442
     7,473   International Business
              Machines Corporation              786,234
       429   NCR Coporation (b)                  16,885
     2,424   Palm, Inc. (b)                      13,017
    14,000   Sun Microsystems,
              Inc. (b)                          228,060
       884   Symbol Technologies,
              Inc.                               10,970
     2,981   Xerox Corporation (b)               23,788
                                          -------------
                                              1,818,607
                                          -------------
     Computer Networking (1.3%)
       723   Cabletron Systems,
              Inc. (b)                           13,426
    31,437   Cisco Systems, Inc. (b)            604,219
     2,354   Yahoo!, Inc. (b)                    41,477
                                          -------------
                                                659,122
                                          -------------
     Computer Peripherals (.4%)
     9,491   EMC Corporation (b)                187,163
     1,315   Network Appliance,
              Inc. (b)                           16,411
       402   Qlogic Corporation (b)              15,441
                                          -------------
                                                219,015
                                          -------------
     Computer Services & Software (6.5%)
     1,054   Adobe Systems, Inc.                 39,514
    19,026   AOL Time
              Warner, Inc. (b)                  864,732
       174   Autodesk, Inc.                       6,488
     1,002   BMC Software, Inc. (b)              20,040
     1,093   BroadVision, Inc. (b)                3,738
       729   Citrix Systems, Inc. (b)            24,400
       751   Computer Sciences
              Corporation (b)                    27,119
     1,530   Compuware
              Corporation (b)                    20,961
     1,228   IMS Health, Inc.                    31,560
       367   Mercury Interactive
              Corporation (b)                    14,188
    23,106   Microsoft Corporation (b)        1,529,386
     1,549   Novell, Inc. (b)                     7,730
    24,093   Oracle Systems (b)                 435,601
     1,116   Parametric Technology
              Corporation (b)                    10,569
     1,249   Peoplesoft, Inc. (b)                54,544
       474   Sapient Corporation (b)              2,963
     1,962   Siebel Systems, Inc. (b)            67,611
     1,298   Unisys Corporation (b)              14,862
                                          -------------
                                              3,176,006
                                          -------------
     Electrical Instruments (.3%)
     1,924   Agilent Technologies,
              Inc. (b)                           55,046
       831   Applied Biosystems
              Group - Applera
              Corporation                        23,434
     5,637   JDS Uniphase
              Corporation (b)                    52,086
       450   Perkin Elmer, Inc.                  14,175
       350   Tektronix, Inc. (b)                  7,942
                                          -------------
                                                152,683
                                          -------------
     Electrical Semiconductor (3.7%)
     1,419   Advanced Micro
              Devices (b)                        25,911
     1,582   Altera Corporation (b)              47,555
     1,587   Analog Devices, Inc. (b)            73,002
     3,492   Applied
              Materials, Inc. (b)               160,143
     1,214   Applied Micro Circuits
              Corporation (b)                    20,808
     1,059   Broadcom
              Corporation (b)                    46,204
       974   Conexant
              Systems, Inc. (b)                   9,263
    28,903   Intel Corporation                  861,598
     1,390   Linear Technology
              Corporation                        60,576
     1,490   LSI Logic
              Corporation (b)                    32,452

              See accompanying notes to investments in securities.

                                             MARKET
SHARES                                      VALUE(a)
------                                      --------
    TECHNOLOGY--CONTINUED
     2,526   Micron
              Technology, Inc. (b)           $  106,092
       693   National Semiconductor
              Corporation (b)                    22,211
       601   Novellus
              Systems, Inc. (b)                  30,633
       295   Power-One, Inc. (b)                  4,573
     7,473   Texas Instruments, Inc.            257,819
       705   Vitesse Semiconductor
              Corporation (b)                    13,889
     1,382   Xilinx, Inc. (b)                    55,280
                                             ----------
                                              1,828,009
                                             ----------
     Electronics-Computer Distribution (.2%)
     1,434   Maxim Integrated
              Products (b)                       66,208
     1,368   Sanmina Corporation (b)             29,754
       159   Thomas and Betts
              Corporation                         3,299
       419   W.W. Grainger, Inc.                 17,640
                                             ----------
                                                116,901
                                             ----------
     Equipment Semiconductor (.2%)
       820   Jabil Circuit, Inc. (b)             26,650
       831   KLA-Tencor
              Corporation (b)                    45,198
       775   Teradyne, Inc. (b)                  26,335
                                             ----------
                                                 98,183
                                             ----------
     Service-Data Processing (.8%)
     1,984   Electronic Data Systems
              Corporation                       126,678
       631   Equifax, Inc.                       14,929
     1,712   First Data Corporation             118,676
       545   Fiserv, Inc. (b)                    31,272
       914   Intuit, Inc. (b)                    31,423
     1,563   Paychex, Inc.                       61,426
                                             ----------
                                                384,404
                                             ----------
   TRANSPORTATION (.7%)
     Air Freight (.1%)
     1,273   FedEx Corporation (b)               52,664
                                             ----------
     Airlines (.2%)
       670   AMR Corporation (b)                 23,551
       574   Delta Air Lines, Inc.               25,474
     3,240   Southwest Airlines
              Company                            64,832
       217   US Airways
              Group, Inc. (b)                     3,685
                                             ----------
                                                117,542
                                             ----------
     Railroads (.4%)
     1,706   Burlington Northern
              Santa Fe Corporation               45,618
       877   CSX Corporation                     34,308
     1,613   Norfolk Southern
              Railway Company                    32,454
     1,108   Union Pacific
              Corporation                        59,489
                                             ----------
                                                171,869
                                             ----------
     Trucking ( -- )
       175   Ryder System, Inc.                   3,325
                                             ----------
   UTILITIES (3.5%)
     Electric Companies (2.2%)
     2,254   AES Corporation (b)                 86,328
       546   Allegheny Energy, Inc.              23,544
       613   Ameren Corporation                  24,085
     1,339   American Electric Power
              Company, Inc.                      60,255
       923   Carolina Power & Light
              Company                            39,477
       710   Cinergy Corporation                 21,939
       882   Consolidated Edison
              Company of New York,
              Inc.                               35,051
       719   Constellation Energy
              Group                              21,167
       584   Consumers Energy
              Company                            15,575
     1,063   Dominion Resources, Inc.            64,301
       668   DTE Energy Company                  28,223
     3,291   Duke Energy Corporation            127,066
     1,355   Edison International                19,024
       896   Entergy Corporation                 33,600
     1,346   Exelon Corporation                  76,049
       921   Firstenergy Corporation             27,943
       796   FPL Group, Inc.                     42,984
       548   GPU, Inc.                           19,860

              See accompanying notes to investments in securities.

                                             MARKET
SHARES                                      VALUE(a)
------                                      --------
    UTILITIES--CONTINUED
       632   Niagara Mohawk
              Holdings, Inc. (b)          $      10,738
       903   Nisource, Inc.                      23,803
     1,623   Pacific Gas and Electric
              Company (b)                        24,134
       375   Pinnacle West Capital
              Corporation                        15,855
       646   PPL Corporation                     29,057
       871   Public Service
              Enterprise Group, Inc.             40,763
     1,313   Reliant Energy, Inc.                41,360
     2,891   Southern Company                    67,939
     1,080   TXU Electric & Gas                  50,220
                                          -------------
                                              1,070,340
                                          -------------
     Natural Gas (1.0%)
     1,383   Dynegy, Inc.                        64,144
     2,217   El Paso Energy
              Corporation                       114,730
     3,202   Enron Corporation                  145,211
       607   Keyspan Corporation                 18,598
       512   Kinder Morgan Energy
              Partners                           26,829
       209   Nicor, Inc.                          7,760
       174   Oneok, Inc.                          3,167
       158   Peoples Energy
              Corporation                         6,013
       812   Sempra Energy                       20,609
     2,101   Williams Companies, Inc.            70,384
                                          -------------
                                                477,445
                                          -------------
     Power Products-Industrial (.3%)
     1,324   Calpine Corporation (b)             47,651
     1,399   Mirant Corporation (b)              43,271
     1,415   Xcel Energy, Inc.                   38,120
                                          -------------
                                                129,042
                                          -------------
Total common stock
 (cost: $39,165,097)                        $47,013,927
                                          -------------

              See accompanying notes to investments in securities.

                                            MARKET
SHARES                                      VALUE(a)
------                                      --------
SHORT-TERM SECURITIES (4.2%)
   302,101   Federated Money Market
             Obligations Trust -
             Prime Obligation Fund,
             current rate 3.860%          $     302,101
   555,734   Provident Institutional
             Fund - TempFund
             Portfolio, current rate
             3.860%                             555,734
 1,193,643   Wells Fargo & Company
             Cash Fund I, current
             rate 3.950%                      1,193,643
                                          -------------
             Total short-term
             securities (cost:
             $2,051,478)                      2,051,478
                                          -------------
             Total investments in
             securities
             (cost: $41,216,575) (d)      $  49,065,405
                                          =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b)  Presently non-income producing.
(c)  The Fund held 2.8% of net assets in foreign securities as of July 31, 2001.
(d) At July 31, 2001 the cost of securities for federal income tax purposes was $41,980,016. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation           $12,332,293
    Gross unrealized depreciation            (5,246,904)
                                            -----------
    Net unrealized appreciation             $ 7,085,389
                                            ===========

(e) Partially pledged as initial margin deposit on open stock index futures purchase contracts (see note 6 to the financial statements).

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                                   JULY 31, 2001

                                     ASSETS
Investments in securities, at market value - see accompanying schedule for
 detailed listing (a) (identified cost: $41,216,575)                                                    $49,065,405
Receivable for Fund shares sold                                                                              33,470
Receivable for investment securities sold                                                                        45
Accrued interest receivable                                                                                   9,913
Dividends receivable                                                                                         29,238
Variation margin receivable (note 6)                                                                          9,240
Organizational costs (note 5)                                                                                 8,883
Collateral for securities loaned (note 7)                                                                 3,196,980
Other receivables                                                                                            17,146
                                                                                                        -----------
     Total assets                                                                                        52,370,320
                                                                                                        -----------
                                   LIABILITIES
Payable for investment securities purchased                                                                   5,544
Payable for Fund shares redeemed                                                                             18,414
Payable to Adviser                                                                                           57,754
Payable upon return of securities loaned (note 7)                                                         3,196,980
                                                                                                        -----------
     Total liabilities                                                                                    3,278,692
                                                                                                        -----------
Net assets applicable to outstanding capital stock                                                      $49,091,628
                                                                                                        ===========
Represented by:
   Capital stock - authorized 10 billion shares (Class A - 2 billion shares,
   Class B - 2 billion shares, Class C - 2 billion shares and 4 billion shares
   unallocated) of $.01 par value                                                                       $    31,091
   Additional paid-in capital                                                                            43,436,000
   Accumulated net realized losses from investments and foreign currency
    transactions                                                                                         (2,203,518)
   Unrealized appreciation on investments                                                                 7,828,055
                                                                                                        -----------
     Total - representing net assets applicable to outstanding capital stock                            $49,091,628
                                                                                                        ===========

Net assets applicable to outstanding Class A shares                                                     $24,870,178
                                                                                                        ===========
Net assets applicable to outstanding Class B shares                                                     $21,930,786
                                                                                                        ===========
Net assets applicable to outstanding Class C shares                                                     $ 2,290,664
                                                                                                        ===========
Shares outstanding and net asset value per share:
   Class A - Shares outstanding 1,562,319                                                               $     15.92
                                                                                                        ===========
   Class B - Shares outstanding 1,400,177                                                               $     15.66
                                                                                                        ===========
   Class C - Shares outstanding 146,582                                                                 $     15.63
                                                                                                        ===========

----------
(a)  Including securities on loan of $3,046,492.

                 See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2001


Investment income:
   Interest                                                                                             $   193,352
   Dividends                                                                                                592,745
   Income for securities lending activities                                                                     816
                                                                                                        -----------
       Total investment income                                                                              786,913
                                                                                                        -----------
Expenses (note 4):
   Investment advisory fee                                                                                  181,012
   Rule 12b-1 - Class A                                                                                      63,462
   Rule 12b-1 - Class B                                                                                     249,747
   Rule 12b-1 - Class C                                                                                      28,793
   Administrative services fee                                                                               74,400
   Amortization of organizational costs                                                                      17,764
   Transfer agent fees                                                                                      214,733
   Custodian fees                                                                                            13,833
   Auditing and accounting services                                                                           6,904
   Legal fees                                                                                                 8,211
   Directors' fees                                                                                            1,298
   Registration fees                                                                                         47,227
   Printing and shareholder reports                                                                          51,424
   Insurance                                                                                                  2,260
   Licensing fee                                                                                                 23
   Other                                                                                                      6,929
                                                                                                        -----------
       Total expenses                                                                                       968,020
                                                                                                        -----------
   Less fees and expenses waived or absorbed by Adviser:
     Class A distribution fees                                                                              (25,385)
     Other waived fees                                                                                     (306,584)
                                                                                                        -----------
       Total fees and expenses waived or absorbed                                                          (331,969)
                                                                                                        -----------
       Total net expenses                                                                                   636,051
                                                                                                        -----------
       Investment income - net                                                                              150,862
                                                                                                        -----------
Net realized gain (loss) on (note 3):
     Security transactions                                                                                 (227,801)
     Futures contracts (note 2)                                                                          (1,017,275)
                                                                                                        -----------
   Net realized gain (loss) on investments                                                               (1,245,076)
   Net change in unrealized appreciation or depreciation on investments                                  (7,773,551)
                                                                                                        -----------
       Net losses on investments                                                                         (9,018,627)
                                                                                                        -----------
Net decrease in net assets resulting from operations                                                    $(8,867,765)
                                                                                                        ===========

                 See accompanying notes to financial statements.

                                                         ADVANTUS INDEX 500 FUND
                                             STATEMENTS OF CHANGES IN NET ASSETS
                                      FOR THE YEARS ENDED JULY 31, 2001 AND 2000

                                                                                         2001                2000
                                                                                         ----                ----
Operations:
   Investment income - net                                                            $   150,862       $    33,806
   Net realized loss on investments                                                    (1,245,076)         (534,922)
   Net change in unrealized appreciation or depreciation
     on investments                                                                    (7,773,551)        4,409,207
                                                                                      -----------       -----------
       Increase (decrease) in net assets resulting from operations                     (8,867,765)        3,908,091
                                                                                      -----------       -----------
Distributions to shareholders from:
   Investment income - net:
     Class A                                                                             (156,156)          (43,000)
     Class B                                                                              (26,452)                -
     Class C                                                                               (3,392)                -
   Net realized gains on investments:
     Class A                                                                              (79,075)         (209,841)
     Class B                                                                              (75,120)         (214,072)
     Class C                                                                               (8,718)          (25,736)
                                                                                      -----------       -----------
       Total distributions                                                               (348,913)         (492,649)
                                                                                      -----------       -----------
Capital share transaction (notes 4 and 8):
   Proceeds from sales:
     Class A                                                                            6,914,160         4,922,687
     Class B                                                                            2,880,975         6,419,725
     Class C                                                                              832,407         1,221,043
   Proceeds from issuance of shares as a result of reinvested dividends:
     Class A                                                                              157,009           162,568
     Class B                                                                              104,295           211,887
     Class C                                                                               12,614            25,534
   Payments for redemption of shares:
     Class A                                                                           (2,658,123)       (7,515,763)
     Class B                                                                           (4,703,171)       (4,330,082)
     Class C                                                                           (1,200,111)       (1,175,301)
                                                                                      -----------       -----------
       Increase (decrease) in net assets from capital share
       transactions                                                                     2,340,055           (57,702)
                                                                                      -----------       -----------
       Total increase (decrease) in net assets                                         (6,876,623)        3,357,740
Net assets at beginning of year                                                        55,968,251        52,610,511
                                                                                      -----------       -----------
Net assets at end of year (including undistributed
   net investment income of $0 and $6,115, respectively)                              $49,091,628       $55,968,251
                                                                                      ===========       ===========

                 See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2001

(1)  ORGANIZATION

     Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund's investment objective is to seek investment results that correspond, generally, before sales charges and other Fund expenses, to the aggregate price and yield performance of the common stocks included in the S&P 500 Index.

     The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C shares are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Fund are summarized as follows:

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES

     The Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central
Time). Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term securities are valued at market.

     Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

   FUTURES TRANSACTION

     To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may correlate with changes in the value of the underlying securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

   FEDERAL TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     The Fund may elect to utilize equalization debits by which a portion of the costs of redemptions, which occurred during the year ended July 31, 2001, would reduce net realized gains for tax purposes.

     On the statement of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in capital by $29,023.

     For federal income tax purposes, the Fund has accumulated capital losses in the amount of $1,460,873 which, if not offset by subsequent capital gains, will expire July 31, 2010. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gain until the accumulated capital losses have been offset or expire.

  DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually. For federal income tax purposes, the Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

(3)  INVESTMENT SECURITY TRANSACTIONS

     For the year ended July 31, 2001, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $10,131,808 and $8,646,064 respectively.

(4)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The Fund has an investment advisory agreement with Advantus Capital Management, Inc. (Advantus Capital or the advisor) a wholly owned subsidiary of Minnesota Life Insurance Company (Minnesota Life). Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent.

     The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays fees to Ascend Financial Services, Inc. (Ascend), the underwriter of the Fund and wholly-owned subsidiary of Advantus Capital, to be used to pay certain expenses incurred in connection with the distribution and servicing of the Fund's shares. The Class A Plan provides for a servicing fee up to .25 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Ascend is currently waiving that portion of Class A Rule 12b-1 fees which exceeds, as a percentage of average daily net assets, .15 percent. Securian waived Class A Rule 12b-1 fees in the amount of $25,385 for the year ended July 31, 2001.

     The Fund has engaged PFPC Global Fund Services to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services.

     The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, outside legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

     The Fund has entered into a shareholder and administrative services agreement with Minnesota Life. Under this agreement, the Fund pays a shareholder services fee, equal to $5 per shareholder account annually, to Minnesota Life for shareholder services which Minnesota Life provides. The Fund also pays Minnesota Life an administrative services fee equal to $6,200 per month for accounting, auditing, legal and other administrative services which Minnesota Life provides.

     Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. Under the advisory agreement, Advantus Capital has voluntarily agreed to absorb all Fund costs and expenses which exceed .75% of Class A Average Daily Net Assets, and 1.60% of Class B and Class C Average Daily Net Assets. During the year ended July 31, 2001, Advantus Capital voluntarily agreed to absorb $306,584 in expenses which were otherwise payable by the Fund.

     For the year ended ended July 31, 2001, sales charges received by Securian for distributing the Fund's three classes of shares amounted to $12,524.

     As of July 31, 2001, Minnesota Life and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                          NUMBER OF SHARES     PERCENTAGE OWNED
                                          ----------------     ----------------
Class A                                         752,620               48.2%
Class B                                           5,200                0.4%
Class C                                           5,191                3.5%

     Legal fees were paid to a law firm of which the Fund's secretary is a partner in the amount of $6,098.

(5)  ORGANIZATIONAL COSTS

     The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs are being amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

(6)  INDEX FUTURES CONTRACTS

     Investments in securities as of July 31, 2001, included securities valued at $1,526,850 in the Advantus Index 500 Fund that were used as collateral to cover initial margin deposits on six open September S&P 500 and three open September S&P 500 EMINI Futures purchase contracts. The market value of the open purchase contracts as of July 31, 2001, was $2,005,245 with an unrealized loss of $20,775.

(7)  SECURITIES LENDING CONTRACTS

     To enhance returns, the Fund loans securities to brokers in exchange for collateral. The Fund receives a fee from the brokers measured as a percent of the loaned securities. At July 31, 2001, the collateral is invested in cash equivalents and repurchase agreements and must be 102% of the value of securities loaned. The risks to the Fund is that the borrower may not provide additional collateral when required or return the securities when due. At July 31, 2001, securities valued at $3,046,492 were on loan to brokers the Fund had $3,196,980 in cash collateral.

(8)  CAPITAL SHARE TRANSACTIONS

     Transactions in shares for the years ended July 31, 2001, and 2000 were as follows:

                                                       CLASS A                 CLASS B                CLASS C
                                                       -------                 -------                -------
                                                    2001       2000         2001       2000       2001       2000
                                                    ----       ----         ----       ----       ----       ----
Sold                                              399,791     265,563     169,289     350,143     48,578     67,173
Issued for reinvested distributions                 9,492       8,595       6,151      11,262        747      1,366
Redeemed                                         (153,203)   (404,873)   (277,977)   (230,884)   (72,679)   (63,943)
                                                  -------     -------     -------     -------     ------     ------
                                                  256,080    (130,715)   (102,537)    130,521    (23,354)     4,596
                                                  =======     =======     =======     =======     ======     ======

(9)  FINANCIAL HIGHLIGHTS

     Per share data for a share of capital stock and selected information for each period are as follows:

                                                                                     CLASS A
                                                              -------------------------------------------------------------
                                                                                                               PERIOD FROM
                                                                                                               JANUARY 31,
                                                                        YEAR ENDED JULY 31,                    1997(d) TO
                                                              --------------------------------------------       JULY 31,
                                                                 2001        2000        1999        1998           1997
                                                              ---------    --------   --------    --------      ----------
Net asset value, beginning of year                             $  18.93    $  17.74   $  15.06    $  12.89      $10.68
                                                               --------    --------   --------    --------      ------
Income from investment operations:
  Net investment income (loss)                                      .12         .10        .11         .10         .06
  Net gains (losses) on securities
   (both realized and unrealized)                                 (2.98)       1.27       2.74        2.21        2.21
                                                               --------    --------   --------    --------      ------
   Total from investment operations                               (2.86)       1.37       2.85        2.31        2.27
                                                               --------    --------   --------    --------      ------
Less distributions:
  Dividends from net investment income                             (.10)       (.03)      (.10)       (.12)       (.06)
  Distributions from net realized gains                            (.05)       (.15)      (.07)       (.02)         --
                                                               --------    --------   --------    --------      ------
   Total distributions                                             (.15)       (.18)      (.17)       (.14)       (.06)
                                                               --------    --------   --------    --------      ------
Net asset value, end of year                                   $  15.92    $  18.93   $  17.74    $  15.06      $12.89
                                                               ========    ========   ========    ========      ======
Total return (a)                                                 (15.12)%      7.67%     19.13%      18.19%      21.29%
Net assets, end of year (in thousands)                         $ 24,870    $ 24,723   $ 25,498    $ 15,711      $8,176
Ratio of expenses to average daily
  net assets (c)                                                    .75%        .75%       .75%        .74%        .70%(b)
Ratio of net investment income (loss)
  to average daily net assets (c)                                   .72%        .52%       .64%        .83%       1.19%(b)
Portfolio turnover rate
  (excluding short-term securities)                                17.2%       42.6%      25.3%       59.2%        5.8%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges. For periods less than one year, total return presented has not been annualized.
(b)  Adjusted to an annual basis.
(c) The Fund's Distributor and Adviser voluntarily waived and absorbed $331,969, $328,261, $255,026, $181,190 and $50,025 in expenses for the years ended July 31, 2001, 2000, 1999, 1998, and the period from January 31, 1997 (date of inception) to July 31, 1997, respectively. If Class A shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 1.43%, 1.38%, 1.43%, 1.81% and 2.29%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been .04%, (.11)%, (.04)%, (.24)% and (.40)%, respectively. If Class B shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.18%, 2.13%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.69)%, (.86)%, (.77)%, (.97)% and (1.10)%, respectively. If Class C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.18%, 2.13%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.69)%, (.86)%, (.77)%, (.97)% and (1.10)%, respectively.
(d)  Inception date of the Fund.

                                                                            CLASS B
                                          -------------------------------------------------------------------------
                                                                                                      PERIOD FROM
                                                                                                       JANUARY 31,
                                                                   YEAR ENDED JULY 31,                 1997(d) TO
                                          ------------------------------------------------------------  JULY 31,
                                               2001          2000           1999           1998           1997
                                             --------       ------         ------         ------      -------------
Net asset value, beginning of year        $       18.68  $       17.64  $       15.01  $       12.87  $      10.69
                                          -------------  -------------  -------------  -------------  ------------
Income from investment operations:
  Net investment income (loss)                     (.02)          (.06)          (.03)          (.02)          .01
  Net gains (losses) on securities
   (both realized and unrealized)                 (2.93)          1.25           2.73           2.17          2.21
                                          -------------  -------------  -------------  -------------  ------------
   Total from investment operations               (2.95)          1.19           2.70           2.19          2.22
                                          -------------  -------------  -------------  -------------  ------------
Less distributions:
  Dividends from net investment income             (.02)            --             --           (.03)         (.04)
  Distributions from net realized gains            (.05)          (.15)          (.07)          (.02)           --
                                          -------------  -------------  -------------  -------------  ------------
   Total distributions                             (.07)          (.15)          (.07)          (.05)         (.04)
                                          -------------  -------------  -------------  -------------  ------------
Net asset value, end of year              $       15.66  $       18.68  $       17.64  $       15.01  $      12.87
                                          =============  =============  =============  =============  ============
Total return (a)                                 (15.77)%         6.71%         18.10%         17.17%        20.77%
Net assets, end of year (in thousands)    $      21,931  $      28,077  $      24,202  $      11,832  $      1,962
Ratio of expenses to average daily
  net assets (c)                                   1.60%          1.60%          1.60%          1.60%         1.60%(b)
Ratio of net investment income (loss)
  to average daily net assets (c)                  (.11)%         (.33)%         (.21)%         (.06)%         .29%(b)
Portfolio turnover rate
  (excluding short-term securities)                17.2%          42.6%          25.3%          59.2%          5.8%
                                                                           CLASS C
                                          --------------------------------------------------------------------
                                                                                                 PERIOD FROM
                                                                                                  JANUARY 31,
                                                                YEAR ENDED JULY 31,                1997(d) TO
                                                                                                   JULY 31,
                                                2001        2000         1999           1998         1997
                                              --------     ------       ------         ------    -------------
Net asset value, beginning of year        $      18.64  $      17.60  $      14.97  $      12.85  $    10.69
                                          ------------  ------------  ------------  ------------  ----------
Income from investment operations:
  Net investment income (loss)                    (.03)         (.06)         (.03)          .01         .01
  Net gains (losses) on securities
   (both realized and unrealized)                (2.91)         1.25          2.73          2.16        2.18
                                          ------------  ------------  ------------  ------------  ----------
   Total from investment operations              (2.94)         1.19          2.70          2.17        2.19
                                          ------------  ------------  ------------  ------------  ----------
Less distributions:
  Dividends from net investment income            (.02)           --            --          (.03)       (.03)
  Distributions from net realized gains           (.05)         (.15)         (.07)         (.02)         --
                                          ------------  ------------  ------------  ------------  ----------
   Total distributions                            (.07)         (.15)         (.07)         (.05)       (.03)
                                          ------------  ------------  ------------  ------------  ----------
Net asset value, end of year              $      15.63  $      18.64  $      17.60  $      14.97  $    12.85
                                          ============  ============  ============  ============  ==========
Total return (a)                                (15.80)%        6.73%        18.03%        17.09%      20.44%
Net assets, end of year (in thousands)    $      2,291  $      3,168  $      2,910  $      1,508  $      266
Ratio of expenses to average daily
  net assets (c)                                  1.60%         1.60%         1.60%         1.60%       1.60%(b)
Ratio of net investment income (loss)
  to average daily net assets (c)                 (.11)%        (.33)%        (.21)%        (.06)%       .29%(b)
Portfolio turnover rate
  (excluding short-term securities)               17.2%         42.6%         25.3%         59.2%        5.8%

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Advantus Index 500 Fund, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of the Advantus Index 500 Fund, Inc. (the Fund) as of July 31, 2001 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the period from January 31, 1997, date of inception, to July 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confimation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2001 and the results of its operations, changes in its net assets and financial highlights for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP

Minneapolis, Minnesota
September 5, 2001

                                                         ADVANTUS INDEX 500 FUND
                                      FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     The following information for federal income tax purposes is presented as an aid to shareholders in reporting the distributions paid by the Fund in the fiscal period ended July 31, 2001. Dividends for the 2001 calendar year will be reported to you on Form 1099-Div in late January 2002. Shareholders should consult a tax adviser on how to report these distributions for state and local purposes.

CLASS A
                                                                                                             PER
PAYABLE DATE                                                                                                SHARE
------------                                                                                                -----
Income distribution - taxable as dividend income, 100% qualifying for deductions by corporations.
September 21, 2000                                                                                         $.0108
December 21, 2000                                                                                           .0401
March 22, 2001                                                                                              .0309
June 21, 2001                                                                                               .0205
                                                                                                           ------
                                                                                                           $.1023
                                                                                                           ======
Capital gains distributions - taxable as short-term capital gains.
December 1, 2000                                                                                           $.0510
                                                                                                           ======


CLASS B
                                                                                                             PER
PAYABLE DATE                                                                                                SHARE
------------                                                                                                -----
Income distribution - taxable as dividend income, 100% qualifying for deductions by corporations.
December 21, 2000                                                                                          $.0180
                                                                                                           ------
                                                                                                           $.0180
                                                                                                           ======
Capital gains distributions - taxable as short-term capital gains.
December 1, 2000                                                                                           $.0510
                                                                                                           ======


CLASS C
                                                                                                             PER
PAYABLE DATE                                                                                                SHARE
------------                                                                                                -----
Income distribution - taxable as dividend income, 100% qualifying for deductions by corporations.
December 21, 2000                                                                                          $.0192
                                                                                                           ------
                                                                                                           $.0192
                                                                                                           ======
Capital gains distributions - taxable as short-term capital gains.
December 1, 2000                                                                                           $.0510
                                                                                                           ======

SHAREHOLDER SERVICES

     The Advantus Family of Funds offers a variety of services that enhance your ability to manage your assets. Check each Fund's prospectus for the details of the services and any limitations that may apply.

EXCHANGE PRIVILEGES: You can move all or part of your investment dollars from one fund to any other Advantus Fund you own (for identical registrations within the same share class) at any time as your needs change. Exchanges are at the then current net asset value (exchanges from the Advantus Money Market Fund will incur the applicable sales charge, if not previously subjected to the charge). Shareholders may make twelve exchanges each calendar year without incurring a transaction charge. Thereafter, there will be a $7.50 transaction charge for each additional exchange within the calendar year.

INCOME DISTRIBUTION FLEXIBILITY: You can have your fund dividends and other distributions automatically reinvested with no sales charge, direct them from one Advantus Fund to any other you own within the Fund family or, if you desire, we'll pay you in cash.

SYSTEMATIC WITHDRAWAL PLAN: You can set up a plan to receive a check at specified intervals from your fund account - subject to minimum guidelines. Depending upon the performance of the underlying investment options, the value may be worth more or less than the original amount invested when withdrawn.

DIRECT DIVIDEND DEPOSITS: At your request we will deposit your dividends or systematic withdrawals directly into your checking or savings account instead of sending you a check.

TELEPHONE EXCHANGE: You may move money from one Advantus account to any other Advantus account you own (with identical registrations within the same share class) just by calling our toll-free number. The Telephone Exchange privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Exchange may be changed (added/deleted) at any time by submitting a request in writing.

SYSTEMATIC EXCHANGE: You may move a set amount of money monthly or quarterly from one Advantus Fund to another Advantus Fund (with identical registrations within the same share class) to diversify your investment portfolio and take advantage of "dollar-cost averaging".

AUTOMATIC PAYMENT OF INSURANCE PREMIUMS: You may automatically pay your Minnesota Life insurance premiums from your Advantus Money Market account.

REDUCED SALES CHARGES: Letter of Intent, combined purchases with spouse, children or single trust estates, and the Right of Accumulation make it possible for you to reduce the sales charge, if any.

AUTOMATIC INVESTMENT PLAN: This special purchase plan enables you to open an Advantus Fund account for as little as $25 and lower your average share cost through "dollar-cost averaging." (Dollar-cost averaging does not assure a profit, nor does it prevent loss in declining markets.) The Automatic Investment Plan allows you to invest automatically monthly, semi-monthly or quarterly from your checking or savings account.

IRAs, OTHER QUALIFIED PLANS: You can use the Advantus Family of Funds for your Traditional, Roth or Education Individual Retirement Account or other qualified plans including: SEP IRA's, SIMPLE IRA's, Profit Sharing, 401(k) Money Purchase or Defined Benefit plans.

TELEPHONE REDEMPTION: You may call us and redeem shares over the phone. The proceeds will be sent by check to the address of record for the account or wire transferred to your bank of record for the account. Wire transfers are for amounts over $500. The prevailing wire charge will be added to the withdrawal amount. The Telephone Redemption privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Redemption may be changed (added/deleted) at any time by submitting a request in writing. To have the redemption automatically deposited into your checking account, please send a voided check from your bank. Depending on the performance of the underlying investment options, the value may be worth more or less than the original amount invested upon redemption. Some limitations apply, please refer to the prospectus for details.

ACCOUNT UPDATES: You'll receive written confirmation of every investment you initiate and quarterly statements to help you track all of your Advantus Fund investments and annual tax statements. Semi-annual and annual reports will provide you with portfolio information, fund performance data and the current investment outlook.

TOLL-FREE SERVICE LINE: For your convenience in obtaining information and assistance directly from Advantus Shareholder Services, call 1-800-665-6005. Advantus Account Representatives are available Monday through Friday from 8:00 a.m. to 4:45 p.m. Central Time. Our voice response system is available 24 hours, seven days a week. This system allows you to access current net asset values, account balances and recent account activity.

HOW TO INVEST
You can invest in one or more of the eleven Advantus Funds through a local Registered Representative of Securian Financial Services, Inc., distributor of the Funds. Contact your representative for information and a prospectus for any of the Advantus Funds you are interested in. To find a Registered Representative near you, call the toll-free service line (1-800-665-6005).

MINIMUM INVESTMENTS: Your initial investment in any of the Advantus Funds can be as small as $25 when you use our Automatic Investment Plan. Minimum lump-sum initial investment is $250. Minimum subsequent investment is $25.

THE FUND'S MANAGER
Advantus Capital Management,Inc., investment adviser to the Fund, selects and reviews the Fund's investments and provides executive and other personnel for the Fund's management. (For the Advantus International Balanced Fund, Inc., the sub-adviser, Templeton Investment Counsel, Inc., selects the Fund's investments.)

Advantus Capital Management, Inc. manages thirteen mutual funds containing $2.6 billion in assets in addition to $13.5 billion in assets for other clients. Advantus Capital's seasoned portfolio managers average more than 14 years of investment experience.

ADVANTUS FAMILY OF FUNDS

Advantus Bond Fund

Advantus Horizon Fund

Advantus Spectrum Fund

Advantus Enterprise Fund

Advantus Cornerstone Fund

Advantus Money Market Fund

Advantus Mortgage Securities Fund

Advantus International Balanced Fund

Advantus Venture Fund

Advantus Index 500 Fund

Advantus Real Estate Securities Fund

     THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED
       TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


                                     [LOGO]
                                  ADVANTUS(TM)
                                FAMILY OF FUNDS

                       SECURIAN FINANCIAL SERVICES, INC.,
                       SECURITIES DEALER, MEMBER NASD/SIPC
                             400 ROBERT STREET NORTH
                             ST. PAUL, MN 55101-2098
                                 1-800-237-1838

SECURIAN FINANCIAL SERVICES, INC.                           PRESORTED STANDARD
400 ROBERT STREET NORTH                                     U.S. POSTAGE PAID
ST. PAUL, MN 55101-2098                                       ST. PAUL, MN
                                                               PERMIT NO. 3547

ADDRESS SERVICE REQUESTED






F.51520 Rev. 9-2001